Share capital and share premium account (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Share Capital and Share Premium

	Ordinary shares of 25p each pre-share consolidation Ordinary shares of 31¼p each post-share consolidation		Share premium
	Number	£m	£m
Share capital issued and fully paid:
At 1 January 2022	5,387,015,059	1,347	3,301
Impact of share consolidation	(1,077,403,011)	–	–
Issued under employee share schemes	1,731,293	–	25
Ordinary shares acquired by ESOP Trusts	–	–	114
At 31 December 2022	4,311,343,341	1,347	3,440
Issued under employee share schemes	802,642	1	9
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2023	4,312,145,983	1,348	3,451
Issued under employee share schemes	2,157,751	–	20
Ordinary shares acquired by ESOP Trusts	–	–	2
At 31 December 2024	4,314,303,734	1,348	3,473